UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent/Claymore Global Convertible Securities & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

AGC | Advent/Claymore Global Convertible Securities & Income Fund
Portfolio of Investments
January 31, 2011 (unaudited)

Principal Amount		Value
	Long-Term Investments - 151.9%
	Convertible Bonds - 89.7%
	Advertising - 1.6%
£ 2,800,000	Aegis Group Capital, NR
	2.50%, 4/20/15 (United Kingdom)	$ 4,995,059

	Aerospace/Defense - 1.2%
€ 2,300,000	MTU Aero Engines Finance BV, Ser. MTU, NR
	2.75%, 2/1/12 (Germany)	3,602,643

	Agriculture - 3.1%
CNY 15,000,000	China Green Holdings Ltd., Ser. CGHL, NR
	3.00%, 4/12/13 (Bermuda) (a)	2,117,306
HK$ 51,900,000	Glory River Holdings Ltd., NR
	1.00%, 7/29/15 (Hong Kong)	7,318,894
		9,436,200
	Apparel - 1.5%
HK$ 32,000,000	Yue Yuen Industrial Holdings Ltd., NR
	0.00%, 11/17/11 (Bermuda)	4,803,306

	Banks - 3.1%
€ 6,000,000	Kreditanstalt fuer Wiederaufbau, Ser. DPW, AAA
	1.50%, 7/30/14 (Germany)	9,490,742

	Biotechnology - 3.5%
$ 4,000,000	Amylin Pharmaceuticals, Inc., NR
	3.00%, 6/15/14	3,615,000
$ 6,625,000	Gilead Sciences, Inc., NR
	1.00%, 5/01/14 (b)	7,080,469
		10,695,469
	Building Materials - 3.2%
JPY 365,000,000	Asahi Glass Co. Ltd., NR
	0.00%, 11/14/12 (Japan)	4,825,132
$ 4,909,000	Cemex SAB de CV, NR
	4.875%, 3/15/15 (Mexico) (b)	5,154,450
		9,979,582
	Chemicals - 2.0%
CNY 18,900,000	Fufeng Group Ltd., NR
	4.50%, 4/01/15 (Cayman Islands) (a)	3,223,385
$ 2,840,000	ShengdaTech, Inc., NR
	6.50%, 12/15/15 (b)	2,804,500
		6,027,885
	Coal - 1.8%
$ 5,836,000	Patriot Coal Corp., NR
	3.25%, 5/31/13	5,675,510

	Computers - 4.7%
$ 5,300,000	Acer, Inc., Ser. B, NR
	0.00%, 8/10/17 (Taiwan)	5,961,085
€ 10,300,000	Cap Gemini SA, BBB-
	3.50%, 1/01/14 (France)	6,000,490
$ 1,500,000	EMC Corp., Ser. B, A-
	1.75%, 12/1/13	2,437,500
		14,399,075
	Diversified Financial Services - 4.1%
£ 2,500,000	Aberdeen Asset Management PLC, Ser. ADN, NR
	3.50%, 12/17/14 (United Kingdom)	5,160,640
€ 3,200,000	International Power Finance Jersey II Ltd., BB
	3.25%, 7/20/13 (United Kingdom)	4,771,078
$ 2,800,000	Petroplus Finance Ltd., B
	4.00%, 10/16/15 (Bermuda)	2,635,500
		12,567,218
	Electrical Components & Equipment - 4.0%
JPY 445,000,000	Nidec Corp., NR
	0.00%, 9/18/15 (Japan)	5,764,165
$ 7,000,000	Suntech Power Holdings Co. Ltd., NR
	3.00%, 3/15/13 (Cayman Islands)	6,457,500
		12,221,665
	Electronics - 1.1%
$ 3,400,000	AU Optronics Corp., NR
	0.00%, 10/13/15 (Taiwan)	3,491,800

	Engineering & Construction - 1.9%
$ 2,725,000	Jaiprakash Associates Ltd., NR
	0.00%, 9/12/12 (India)	3,542,500
$ 2,000,000	Larsen & Toubro Ltd., NR
	3.50%, 10/22/14 (India)	2,350,000
		5,892,500
	Environmental Control - 1.0%
CNY 17,000,000	Sound Global Ltd., NR
	6.00%, 9/15/15 (Singapore) (a)	2,935,846

	Forest Products & Paper - 1.6%
$ 3,875,000	Sino-Forest Corp., BB
	4.25%, 12/15/16 (Canada) (b)	4,945,469

	Health Care Products - 1.7%
$ 5,093,000	NuVasive, Inc., NR
	2.25%, 3/15/13	5,112,099

	Health Care Services - 2.0%
$ 3,000,000	AMERIGROUP Corp., BB
	2.00%, 5/15/12	3,930,000
$ 2,040,000	Lincare Holdings, Inc., Ser. A, NR
	2.75%, 11/1/37	2,274,600
		6,204,600
	Holding Companies - Diversified - 1.3%
€ 2,350,000	Industrivarden AB, Ser. INDU, A
	2.50%, 2/27/15 (Sweden)	3,918,734

	Internet - 2.7%
$ 3,500,000	Equinix, Inc., B-
	3.00%, 10/15/14	3,696,875
$ 4,000,000	Symantec Corp., Ser. B, BBB
	1.00%, 6/15/13	4,650,000
		8,346,875
	Investment Companies - 1.6%
$ 4,600,000	Billion Express Investments Ltd., NR
	0.75%, 10/18/15 (Hong Kong)	4,910,500

	Leisure Time - 3.3%
£ 6,100,000	TUI Travel PLC, NR
	6.00%, 10/05/14 (United Kingdom)	10,234,785

	Lodging - 1.8%
$ 1,595,000	Home Inns & Hotels Management, Inc., NR
	2.00%, 12/15/15 (Cayman Islands) (b)	1,511,262
$ 3,651,000	MGM Resorts International, CCC+
	4.25%, 4/15/15 (b)	4,057,173
		5,568,435
	Media - 1.9%
$ 4,000,000	Central European Media Enterprises Ltd., B-
	3.50%, 3/15/13 (Bermuda) (b)	3,660,000
$ 1,700,000	XM Satellite Radio, Inc., BB-
	7.00%, 12/01/14 (b)	2,161,125
		5,821,125
	Mining - 7.6%
$ 1,750,000	AngloGold Ashanti Holdings Finance PLC, NR
	3.50%, 5/22/14 (South Africa) (b)	2,040,937
$ 4,000,000	Goldcorp, Inc., BBB+
	2.00%, 8/01/14 (Canada)	4,700,000
$ 3,500,000	Kinross Gold Corp., NR
	1.75%, 3/15/28 (Canada)	3,570,000
$ 3,550,000	Northgate Minerals Corp., NR
	3.50%, 10/01/16 (Canada)	3,505,625
$ 2,000,000	Paladin Energy Ltd., Ser. PALA, NR
	5.00%, 3/11/13 (Australia)	2,145,000
$ 7,200,000	Vedanta Resources Jersey II Ltd., BB
	4.00%, 3/30/17 (United Kingdom)	7,371,360
		23,332,922
	Miscellaneous Manufacturing - 0.8%
$ 2,625,000	Trinity Industries, Inc., BB-
	3.875%, 6/01/36	2,621,719

	Oil & Gas - 7.7%
$ 6,400,000	Lukoil International Finance BV, BBB-
	2.625%, 6/16/15 (Russian Federation)	7,108,800
$ 4,800,000	PetroBakken Energy Ltd., Ser. REGS, NR
	3.125%, 2/08/16 (Canada)	4,650,000
HK$ 36,900,000	Power Regal Group Ltd., NR
	2.25%, 6/02/14 (Hong Kong)	5,751,018
$ 2,200,000	Salamander Energy PLC, NR
	5.00%, 3/30/15 (United Kingdom)	2,447,500
$ 3,000,000	Seadrill Ltd., NR
	3.625%, 11/08/12 (Bermuda)	3,678,750
		23,636,068
	Pharmaceuticals - 6.9%
CHF 4,180,000	Actelion Finance SCA, NR
	0.00%, 11/22/11 (Switzerland)	4,737,615
$ 3,000,000	Allergan, Inc., A+
	1.50%, 4/1/26	3,435,000
$ 5,570,000	Shire PLC, Ser. SHP, NR
	2.75%, 5/09/14 (Jersey)	5,911,163
$ 4,228,000	Teva Pharmaceutical Finance Co. BV, Ser. D, A-
	1.75%, 2/01/26 (Israel)	4,566,240
$ 2,000,000	Teva Pharmaceutical Finance Co. LLC, Ser. C, A-
	0.25%, 2/01/26 (Israel)	2,477,499
		21,127,517
	Real Estate - 0.8%
€ 1,500,000	Conwert Immobilien Invest SE, Ser. CWI, NR
	5.25%, 2/1/16 (Austria)	2,385,539

	Real Estate Investment Trusts - 1.6%
AUD 5,000,000	Commonwealth Property Office Fund, A-
	5.25%, 12/11/16 (Australia)	4,827,340

	Retail - 0.4%
HK$ 8,000,000	Hengdeli Holdings Ltd., NR
	2.50%, 10/20/15 (Cayman Islands)	1,187,827

	Semiconductors - 2.3%
$ 5,750,000	Intel Corp., A-
	3.25%, 8/01/39	7,007,812

	Telecommunications - 5.9%
£ 5,300,000	Cable & Wireless Worldwide PLC, NR
	5.75%, 11/24/14 (United Kingdom)	8,881,906
$ 3,900,000	Inmarsat PLC, Ser. ISAT, NR
	1.75%, 11/16/17 (United Kingdom)	4,822,350
JPY 240,000,000	Softbank Corp., BB+
	1.75%, 3/31/14 (Japan)	4,293,276
		17,997,532
	Total Convertible Bonds - 89.7%
	(Cost $258,544,717)	275,401,398

Number of Shares
	Convertible Preferred Stocks - 35.7%
	Auto Manufacturers - 4.5%
105,000	Ford Motor Co. Capital Trust II, 6.50%, 2032	5,489,400
156,150	General Motors Co., Ser. B, 4.75%, 2013	8,480,506
		13,969,906
	Banks - 11.0%
4,770	Bank of America Corp., Ser. L, 7.25% (c)	4,724,685
57,451	Citigroup, Inc., 7.50%, 2012	7,906,407
44,805	KeyCorp, Ser. A, 7.75% (c)	4,955,433
192,162	Synovus Financial Corp., Ser. tMED, 8.25%, 2013	4,748,323
120,000	UBS AG, 9.375%, 2012 (Switzerland)	3,336,804
7,647	Wells Fargo & Co., Ser. L, 7.50% (c) (g)	7,971,998
		33,643,650
	Diversified Financial Services - 1.0%
212,800	Swift 2010 Mandatory Common Exchange Security Trust, 6.00%, 2013 (b)	2,929,447

	Electric - 4.0%
45,000	Great Plains Energy, Inc., 12.00%, 2012	2,916,000
95,000	NextEra Energy, Inc., 8.375%, 2012	4,778,500
85,000	PPL Corp., 9.50%, 2013	4,615,500
		12,310,000
	Hand/Machine Tools - 1.6%
42,016	Stanley Black & Decker, Inc., 4.75%, 2015	4,904,528

	Insurance - 3.3%
180,000	Hartford Financial Services Group, Inc., Ser. F, 7.25%, 2013	4,743,000
174,558	XL Group PLC, 10.75%, 2011 (Ireland)	5,519,524
		10,262,524
	Media - 0.5%
30,000	Nielsen Holdings NV, 6.25%, 2013 (Netherlands)	1,629,375

	Mining - 0.8%
45,000	AngloGold Ashanti Holdings Finance PLC, 6.00%, 2013 (South Africa)	2,308,500

	Oil & Gas - 3.7%
100,000	Apache Corp., Ser. D, 6.00%, 2013	6,544,000
20,000	Chesapeake Energy Corp., 5.00% (c)	1,990,000
62,500	Goodrich Petroleum Corp., Ser. B, 5.375% (c)	2,768,750
		11,302,750
	Pharmaceuticals - 1.7%
130,000	Omnicare Capital Trust II, Ser. B, 4.00%, 2033	5,158,400

	Private Equity - 1.8%
71,375	Eurazeo, Ser. DANO, 6.25%, 2014 (France)	5,627,949

	Real Estate Investment Trusts - 1.8%
220,000	Alexandria Real Estate Equities, Inc., Ser. D, 7.00% (c)	5,500,000

	Total Convertible Preferred Stocks - 35.7%	109,547,029
	(Cost $94,439,420)

Principal Amount
	Corporate Bonds - 20.5%
	Chemicals - 1.7%
$ 4,564,000	Lyondell Chemical Co., B
	11.00%, 5/01/18	5,225,780

	Diversified Financial Services - 3.0%
$ 3,750,000	Capital One Capital V, BB
	10.25%, 8/15/39	4,078,125
$ 2,000,000	Ford Motor Credit Co. LLC, BB-
	12.00%, 5/15/15	2,538,026
$ 3,000,000	Textron Financial Corp., B
	6.00%, 2/15/67 (b) (d)	2,568,750
		9,184,901
	Health Care Services - 1.6%
$ 4,500,000	Apria Healthcare Group, Inc., BB+
	11.25%, 11/01/14	4,989,375

	Holding Companies - Diversified - 1.4%
$ 4,000,000	Leucadia National Corp., BB+
	8.125%, 9/15/15 (g)	4,420,000

	Insurance - 1.5%
$ 2,500,000	AXA SA, BBB
	6.379% (France) (b) (c) (d)	2,256,250
$ 1,700,000	MetLife, Inc., BBB
	10.75%, 8/01/39	2,364,919
		4,621,169
	Internet - 0.9%
$ 2,500,000	UPC Holding BV, B-
	9.875%, 4/15/18 (Netherlands) (b)	2,781,250

	Iron/Steel - 0.7%
$ 2,000,000	Steel Dynamics, Inc., BB+
	7.375%, 11/01/12	2,125,000

	Media - 1.8%
$ 3,406,000	Clear Channel Worldwide Holdings, Inc., Ser. B, B
	9.25%, 12/15/17	3,789,175
$ 1,500,000	Univision Communications, Inc., B
	12.00%, 7/01/14 (b)	1,644,375
		5,433,550
	Mining - 0.8%
$ 2,500,000	FMG Resources August 2006 Pty Ltd., B
	7.00%, 11/1/15 (Australia) (b)	2,593,750

	Oil & Gas - 0.6%
$ 1,800,000	Alta Mesa Holdings/Alta Mesa Finance Services Corp., B
	9.625%, 10/15/18 (b)	1,791,000

	Pharmaceuticals - 1.2%
$ 3,325,000	Axcan Intermediate Holdings, Inc., B
	12.75%, 3/01/16	3,574,375

	Retail - 1.3%
$ 3,750,000	Toys R Us Property Co. LLC, B+
	8.50%, 12/01/17	4,106,250

	Telecommunications - 4.0%
€ 8,800,000	Alcatel-Lucent, B
	8.50%, 1/15/16 (France)	12,155,279

	Total Corporate Bonds - 20.5%
	(Cost $58,110,609)	63,001,679

Number of Shares
	Warrants - 2.9%
	Banks — 2.9%
1,006,179	Bank of America Corp., expiring 10/28/18 (f)	2,616,065
750,000	Citigroup, Inc., expiring 1/04/19 (f)	742,500
285,569	JP Morgan Chase & Co., expiring 10/28/18 (f)	4,169,307
123,000	Wells Fargo & Co., expiring 10/28/18 (f)	1,307,490
	(Cost $7,772,243)	8,835,362

	Preferred Stocks - 1.1%
	Diversified Financial Services - 1.1%
125,000	Citigroup Capital XIII, 7.875%, 2040 (e)	3,341,250
	(Cost $3,260,024)

	Common Stocks - 1.6%
	Banks - 0.8%
100,000	Zions Bancorporation	2,358,000

	Pharmaceuticals - 0.8%
100,000	Mylan, Inc. (f)	2,316,000

	Total Common Stocks - 1.6%
	(Cost $4,739,342)	4,674,000

	Exchange-Traded Funds - 0.4%
75,000	SPDR S&P Homebuilders ETF	1,326,750
	(Cost $1,352,828)

	Total Long-Term Investments - 151.9%	466,127,468
	(Cost $428,219,183)

	Short-Term Investments - 2.8%
	Money Market Funds - 2.8%
8,710,315	Goldman Sachs Financial Prime Obligations	8,710,315
	(Cost $8,710,315)

	Total Investments - 154.7%
	(Cost $436,929,498)	474,837,783
	Other Assets in excess of Liabilities - 0.7%	2,224,482
	Preferred Stock, at redemption value - (-55.4% of Net Assets
	Applicable to Common Shareholders or -35.8% of Total Investments)	(170,000,000)

	Net Assets Applicable to Common Shareholders — 100.0%	$307,062,265

AB - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Corporation
PLC - Public Limited Company
Pty - Proprietary Limited Company
SA - Corporation
SAB de CV - Public Traded Company
SCA - Limited Partnership
SE - Public Limited Liability Company

 (a)   The reference entity is denominated in Chinese Yuan, but traded in U.S. dollars.
 (b)   Securities are exempt from registration under Rule 144A of the Securities Act of 1933.
        These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to 16.3% of net assets.
 (c)   Perpetual maturity.
 (d)   Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
 (e)   Floating or variable rate coupon. The rate shown is as of January 31, 2011.
 (f)    Non-income producing security.
 (g)   All or a portion of this security has been physically segregated in connection with forward exchange currency contracts and unfunded loan commitments.

 Ratings shown are per Standard & Poor's.  Securities classified as NR are not rated by Standard & Poor's.   Ratings are unaudited.
 The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

 All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

 See previously submitted notes to financial statements for the period ended October 31, 2010.

Country Breakdown as % of Long-Term Investments
United States	45.7%
United Kingdom	10.4%
France	5.6%
Canada	4.6%
Hong Kong	3.9%
Bermuda	3.6%
Japan	3.2%
Germany	2.8%
Cayman Islands	2.7%
Australia	2.1%
Taiwan	2.0%
Switzerland	1.7%
Russian Federation	1.5%
Israel	1.5%
Jersey	1.3%
India	1.3%
Ireland	1.2%
Mexico	1.1%
Netherlands	1.0%
South Africa	0.9%
Sweden	0.8%
Singapore	0.6%
Austria	0.5%

AGC | Advent/Claymore Global Convertible Securities & Income Fund
Portfolio of Investments
January 31, 2011 (unaudited)

Forward exchange currency contracts

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/11	Net Unrealized Depreciation
HKD	10,950,556
for USD	1,405,828	The Bank of New York Mellon	2/1/2011	1,405,828	1,404,683	(1,145)

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/11	Net Unrealized Depreciation
EUR	35,000,000
for USD	46,790,450	The Bank of New York Mellon	3/16/2011	46,790,450	47,958,329	(1,167,879)

GBP	16,000,000
for USD	25,195,200	The Bank of New York Mellon	3/16/2011	25,195,200	25,619,449	(424,249)

JPY	1,250,000,000
for USD	14,959,311	The Bank of New York Mellon	3/16/2011	14,959,311	15,261,636	(302,325)
						(1,894,453)

			Total unrealized depreciation for forward currency contracts			(1,895,598)

At January 31, 2011, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:
Borrower	Principal Amount	Unrealized Depreciation
Harrah's Las Vegas Propco LLC	$ 2,000,000	$ (32,500)

At January 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net tax Unrealized Depreciation on Derivatives and Foreign Currency
$ 437,483,275	$ 40,884,973	$ (3,530,465)	$ 37,354,508	$ (1,928,098)

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the
Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the
Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Fund has adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Funds value Level 1 securities using readily available market quotations in active markets. The
Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees as described above.
The Funds did not have any Level 3 securities at January 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(value in $000s)
Assets:
Convertible Bonds	$-	$275,402	$-	$275,402
Convertible Preferred Stocks:
Auto Manufacturers	13,970	-	-	13,970
Banks	30,307	3,337	-	33,644
Diversified Financial Services	-	2,929	-	2,929
Electric	7,531	4,779	-	12,310
Hand and Machine Tools	4,905		-	4,905
Insurance	10,263	-	-	10,263
Media	-	1,629	-	1,629
Mining	2,308	-	-	2,308
Oil & Gas	6,544	4,759	-	11,303
Pharmaceuticals	5,158	-	-	5,158
Private Equity	5,628	-	-	5,628
Real Estate Investment Trusts	-	5,500	-	5,500
Corporate Bonds	-	63,002	-	63,002
Warrants	8,835	-	-	8,835
Preferred Stocks	3,341	-	-	3,341
Common Stocks	4,674	-	-	4,674
Exchange-Traded Funds	1,327	-	-	1,327
Money Market Fund	8,710	-	-	8,710
Total	$113,501	$361,337	$-	$474,838

Liabilities:
Forward Exchange Currency Contracts	-	1,896	-	1,896
Unfunded Commitments	-	33	-	33
Total	$-	$1,929	$-	$1,929

There were no transfers between Level 1 and Level 2. There were no Level 3 transfers.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:     March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:     March 24, 2011

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:     March 24, 2011